Subsequent Events (Details) - USD ($)						3 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 13, 2025	Mar. 24, 2025	Mar. 13, 2025	Jan. 13, 2025	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 05, 2023
Subsequent Events [Line Items]
Par value per share (in Dollars per share)						$ 0.00001		$ 0.00001	$ 0.00001
Percentage of common stock price						90.00%
Dividend annual rate						12.00%
Outstanding value						110.00%
Excess conversion limitation						4.99%
Underwritten offering net proceeds (in Dollars)						$ 3,000,000
Discount of public offering price						35.00%
Reserved shares of common stock (in Shares)						40,000
Issue shares of commons stock (in Shares)						1,004,605		970,319	959,508	15,000
Termination fee (in Dollars)				$ 150,000		$ 150,000
Commitment shares (in Shares)				34,286		34,286
Reverse stock split			1-for-250
COD Holders [Member]
Subsequent Events [Line Items]
Conversion percentage						20.00%
Common Stock [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)							2,974	2,974	5,665
Par value per share (in Dollars per share)						$ 0.00001		$ 0.00001
Convertible Promissory Note [Member]
Subsequent Events [Line Items]
Original issue discount					20.00%
Principal amount (in Dollars)					$ 1,200,000
Received cash (in Dollars)					910,000
Legal fees (in Dollars)					90,000
Total discount (in Dollars)					$ 290,000
Interest rate					20.00%
Subsequent Event [Member] | Warrant [Member]
Subsequent Events [Line Items]
Issue shares of commons stock (in Shares)	78,209
Subsequent Event [Member] | Helena Global Investment Opportunities 1 Ltd [Member]
Subsequent Events [Line Items]
Original issue discount		20.00%
Maturity date		Apr. 13, 2025
Series G Convertible Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)	250
Common Stock [Member] | Warrant [Member]
Subsequent Events [Line Items]
Issue shares of commons stock (in Shares)								12,843
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Par value per share (in Dollars per share)	$ 0.00001
Issue shares of commons stock (in Shares)	625,000
Series F Preferred Shares [Member]
Subsequent Events [Line Items]
Convertible shares (in Shares)								480,000
Series F Preferred Shares [Member] | Common Stock [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)								90
Convertible shares (in Shares)								90,453
Ownership Investor [Member]
Subsequent Events [Line Items]
Investor outstanding shares						4.99%